Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 1,676	$ 2,318
Deposits in banks	7,991,782	28,906,583
Cash	$ 7,993,458	$ 28,908,901